UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21532

Frank Funds

(Exact Name of Registrant as Specified in Charter)

312 East 22nd Street, #2B, New York, NY  10010

 (Address of Principal Executive Offices)  (Zip Code)

Brian J. Frank, Frank Capital Partners LLC

312 East 22nd Street, #2B, New York, NY  10010

 (Name and Address of Agent for Service)

With copy to:

JoAnn M. Strasser, Thompson Hine LLP

312 Walnut Street, 14th Floor, Cincinnati, Ohio  45202

Registrant’s Telephone Number, including Area Code:  973-887-7698

Date of fiscal year end: June 30

Date of reporting period: March 31, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

Frank Value Fund
Schedule of Investments
March 31, 2014 (Unaudited)

Shares		Value

COMMON STOCKS - 81.56%

Arrangement of Transportation - 3.49%
67,957	Roadrunner Transportation Systems, Inc. *	$ 1,715,235

Computer Communications Equipment - 2.57%
56,219	Cisco Systems, Inc.	1,260,149

Consumer Electronics - 3.27%
2,996	Apple, Inc.	1,608,073

Finance Services - 6.91%
85,734	Blackhawk Network Holdings, Inc. *	2,091,053
119,752	Janus Capital Group, Inc.	1,301,704
		3,392,757
Fire, Marine & Casualty Insurance - 10.55%
20,969	Berkshire Hathaway, Inc. Class-B *	2,620,496
78,108	Greenlight Capital Reinsurance, Ltd. Class-A *	2,561,942
		5,182,438
Gold & Silver Ores - 3.26%
65,302	Goldcorp.	1,598,593

Hospital & Medical Service Plans - 2.32%
17,901	Wellcare Healthplans, Inc. *	1,137,072

Leather & Leather Products - 3.46%
62,898	Vera Bradley, Inc. *	1,697,617

Pharmaceutical Preparations - 1.03%
8,834	Herbalife Ltd.	505,923

Retail-Apparel & Accessory Stores - 2.73%
73,789	Francesca's Holdings Corp. *	1,338,532

Retail-Specialty Retail - 2.15%
33,756	CST Brands, Inc.	1,054,537

Retail-Food Stores - 2.87%
29,694	Vitamin Shoppe, Inc. *	1,411,059

Semiconductors & Related Devices - 2.78%
76,189	Nvidia Corp.	1,364,545

Services-Advertising - 4.87%
138,831	News Corp.	2,390,670

Services-Business Services, NEC - 7.88%
91,933	Liquidity Services, Inc. *	2,394,855
90,441	RPX Corp. *	1,472,379
		3,867,234
Services-Computer Integrated Systems Design - 1.70%
40,504	Science Applications International Corp.	1,514,445
49,314	Quality Systems, Inc.	832,420
		2,346,865
Services-Computer Programming, Date Processing, ETC - 1.60%
26,791	Mantech International Corp.	787,923

Services-Educational Services - 3.02%
42,206	American Public Education, Inc. *	1,480,587

Services-Miscellaneous Business - 2.59%
140,724	Performant Financial Corp. *	1,273,552

Services-Prepackaged Software - 9.44%
68,119	Conversant, Inc. *	1,917,550
66,303	Microsoft Corp.	2,717,760
		4,635,310

TOTAL FOR COMMON STOCKS (Cost $36,118,532) - 81.56%		40,048,671

Underlying Security
Expiration Date/Exercise Price

PUT OPTIONS - 0.00% *
Shares Subject
to Put

	Japan 10 Year Bond Future (JGB)
1,000,000	May 2014 Put @ 139.50	194

	Total (Premiums Paid $199) - .00%	194

SHORT TERM INVESTMENTS - 17.81%
8,745,938	Fidelity Institutional Money Market Portfolio 0.01% (Cost $8,745,938) **	8,745,938

TOTAL INVESTMENTS (Cost $44,864,669) - 99.37%		48,794,803

OTHER ASSETS LESS LIABILITIES - 0.63%		307,440

NET ASSETS - 100.00%		$ 49,102,243

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at March 31, 2014.

NOTES TO FINANCIAL STATEMENTS
Frank Value Fund
1. SECURITY TRANSACTIONS

At March 31, 2014, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $44,864,669 amounted to $3,930,223, which consisted of aggregate gross unrealized appreciation of $4,640,208 and aggregate gross unrealized depreciation of $709,985.

2. SECURITY VALUATION

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the adviser believes such prices accurately reflect the fair market value of such securities.  Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price.  When market quotations are not readily available, when the adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the adviser, in conformity with guidelines adopted by and subject to review by the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the adviser believes such prices accurately reflect the fair market value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  If the adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value exists since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of an issue of securities being valued by the adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

In accordance with FAS 157, fair value is defined as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency  of  inputs  to  the valuation of an asset or liability.  The three-tier hierarchy of inputs is summarized below:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$40,048,671	$0	$0	$40,048,671
Futures Options	194	0	0	194
Cash Equivalents	8,745,938	0	0	8,745,938
Total	$48,794,803	$0	$0	$48,794,803

Baldwin Fund
Schedule of Investments
March 31, 2014 (Unaudited)

Shares		Value

COMMON STOCKS - 74.79%

Biological Products (No Diagnostic Substances - 5.67%
1,600	Amgen, Inc.	$ 197,344

Cigarettes - 2.15%
2,000	Altria Group, Inc.	74,860

Computer Communications Equipment - 5.80%
9,000	Cisco Systems, Inc.	201,735

Converted Paper & Paperboard Products (No Containers/Boxes) - 1.58%
500	Kimberly Clark Corp.	55,125

Farm Machinery & Equipment - 5.74%
2,200	John Deere & Co.	199,760

Finance Services - 1.79%
2,500	GSV Cap Corp. *	25,350
3,000	Oneida Financial Corp.	36,780
		62,130
Heavy Construction Other Than Building Const-Contractors - 5.59%
2,500	Fluor Corp. *	194,325

Laboratory Analytical Instruments - 0.43%
100	Illumina, Inc. *	14,866

Metal Mining - 3.80%
4,000	Freeport McMoran Copper & Gold, Inc.	132,280

Mining & Quarryng of Nonmetal Minerals (No Fuel) - 1.25%
2,000	Teck Cominco, Ltd.	43,360

Motor Vehicles & Passenger Car Bodies - 0.99%
1,000	General Motor Co.	34,420

National Commercial Banks - 5.24%
3,000	JPMorgan Chase & Co.	182,130

Petroleum Refining - 1.60%
200	Icahn Enterprises L.P.	20,546
1,000	Suncor Energy, Inc. (Canada)	34,960
		55,506
Pharmaceutical Preparations - 5.50%
3,600	Bristol Myers Squibb Co.	187,020
1,000	Synta Pharmceuticals Corp. *	4,310
		191,330
Public Warehousing & Storage - 3.96%
5,000	Iron Mountain, Inc.	137,850

Refuse Systems - 1.21%
1,000	Waste Management Holdings, Inc.	42,070

Retail-Computer & Computer Software Stores - 5.91%
5,000	GameStop Holdings Corp.	205,500

Retail-Eating Places - 0.41%
800	Potbelly Corp. *	14,296

Retail-Grocery Stores - 1.04%
1,000	Sprouts Farmers Market, Inc. *	36,030

Retail-Miscellaneous - 1.63%
5,000	Staples, Inc.	56,700

Semiconductors & Related Devices - 2.44%
1,500	Cree, Inc. *	84,840

Telephone Communication (No Radiotelephone) - 5.47%
4,000	Verizon Communications, Inc.	190,280

Trucking & Courier Services (No Air) - 5.60%
2,000	United Parcel Service, Inc.	194,760

TOTAL FOR COMMON STOCKS (Cost $2,651,896) - 74.79%		2,601,497

EXCHANGE TRADED FUNDS - 9.72%
12,000	Aberdeen Asia Pacific Fund	73,320
8,000	The Gamco Global Gold, Natural Resources & Income Trust	79,360
3,000	iPath S&P VIX Short Term Futures ETN *	126,450
3,000	Nuveen Build America	58,860

TOTAL FOREXCHANGE TRADED FUNDS (Cost $379,266) - 9.72%		337,990

REAL ESTATE INVESTMENT TRUSTS - 1.80%
2,000	Corrections Corp of America	62,640

TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $64,690) - 1.80%		62,640

Underlying Security
Expiration Date/Exercise Price

PUT OPTIONS - 1.26% *
Shares Subject
to Put
	Altria Group, Inc.
1,000	April 2014 Put @ 36.00	80

	Amgen, Inc.
1,300	May 2014 Put @ 120.00	4,030

	Bristol Myers Squibb Co.
3,000	April 2014 Put @ 52.50	4,860

	Cree, Inc.
1,500	April 2014 Put @ 57.50	3,555

	Cisco Systems, Inc.
7,500	April 2014 Put @ 21.00	375

	Fluor Corp.
2,000	April 2014 Put @ 77.50	2,400

	Freeport McMoran Copper & Gold, Inc.
3,500	May 2014 Put @ 32.00	3,290

	GameStop Holdings Corp.
4,000	April 2014 Put @ 38.00	1,600

	Iron Mountain, Inc.
4,000	April 2014 Put @ 25.00	1,400

	JPMorgan Chase & Co.
2,500	May 2014 Put @ 57.50	1,625

	Staples, Inc.
3,500	April 2014 Put @ 11.00	700

	Teck Cominco, Ltd.
2,000	May 2014 Put @ 23.00	3,760

	United Parcel Service, Inc.
1,500	May 2014 Put @ 97.50	3,390

	Verizon Communications, Inc.
3,500	May 2014 Put @ 47.00	3,815

	iPath S&P 500 VIX ST Futures ETN
3,000	April 2014 Put @ 44.00	8,940

	Xerox Corp.
7,500	April 2014 Put @ 10.00	150

	Total (Premiums Paid $60,789) - 1.26%	43,970

CALL OPTIONS - 0.05% *
Shares Subject
to Call

	Deere & Co.
1,700	May 2014 Call @ 87.50	1,785

	Total (Premiums Paid $3,212) - .05%	1,785

SHORT TERM INVESTMENTS - 2.54%
88,324	Fidelity Government Fund Class-I 0.01% (Cost $88,324) **	88,324

TOTAL INVESTMENTS (Cost $3,248,177) - 90.17%		3,136,206

OTHER ASSETS LESS LIABILITIES - 9.83%		342,066

NET ASSETS - 100.00%		$ 3,478,272

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at March 31, 2014.
The accompanying notes are an integral part of these financial statements.

Baldwin Fund
Schedule of Options Written
March 31, 2014 (Unaudited)

PUT OPTIONS WRITTEN *

Shares Subject	Underlying Security
to Put	Expiration Date/Exercise Price	Value

	Cree, Inc.
500	April 2014 Put @ 57.00	870

	Total (Premiums Paid $1,450)	$ 870

CALL OPTIONS WRITTEN *

Shares Subject	Underlying Security
to Call	Expiration Date/Exercise Price	Value

	Altria Group, Inc.
2,000	April 2014 Call @ 37.00	$ 1,340

	Amgen, Inc.
1,600	April 2014 Call @ 122.00	7,280

	Bristol Myers Squibb Co.
3,600	April 2014 Call @ 53.50	1,044

	Cisco Systems, Inc.
9,000	April 2014 Call @ 22.00	4,320

	Corrections Corp of America
2,000	April 2014 Call @ 33.00	260

	Cree, Inc.
1,500	April 2014 Call @ 57.50	1,740

	Deere & Co.
2,200	April 2014 Call @ 90.00	3,564

	Fluor Corp.
2,500	April 2014 Call @ 78.00	2,025

	Freeport McMoran Copper & Gold, Inc.
4,000	April 2014 Call @ 33.00	2,800

	GameStop Holdings, Inc.
5,000	April 2014 Call @ 39.00	13,400

	General Motors Co.
1,000	April 2014 Call @ 36.00	250

	Icahn Enterprises L.P.
200	May 2014 Call @ 110.00	470

	Iron Mountain, Inc.
5,000	April 2014 Call @ 27.50	6,750

	JPMorgan Chase & Co.
3,000	April 2014 Call @ 60.50	3,780

	Kimberly Clark Corp.
500	April 2014 Call @ 110.00	740

	Pottbelly Corp.
800	May 2014 Call @ 20.00	480

	Sprouts Farm Market, Inc.
1,000	April 2014 Call @ 37.50	550

	Staples, Inc.
5,000	April 2014 Call @ 12.00	750

	Suncor Energy, Inc.
1,000	April 2014 Call @ 33.00	2,130

	Synta Pharmaceutials Corp.
1,000	May 2014 Call @ 4.50	550

	Teck Cominco, Ltd.
2,000	April 2014 Call @ 23.00	320

	United Parcel Services, Inc.
2,000	April 2014 Call @ 100.00	360

	Verizon Communications, Inc.
4,000	April 2014 Call @ 48.50	1,240

	iPath S&P 500 VIX ST Futures ETN
3,000	April 2014 Call @ 45.00	600

	Waste Management, Inc.
1,000	April 2014 Call @ 41.00	1,090

	Total (Premiums Paid $49,547)	$ 57,833

NOTES TO FINANCIAL STATEMENTS
Baldwin Fund
1. SECURITY TRANSACTIONS

At March 31, 2014, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $3,248,177 amounted to $119,690, which consisted of aggregate gross unrealized appreciation of $54,620 and aggregate gross unrealized depreciation of $174,310.

2. SECURITY VALUATION

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the adviser believes such prices accurately reflect the fair market value of such securities.  Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price.  When market quotations are not readily available, when the adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the adviser, in conformity with guidelines adopted by and subject to review by the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the adviser believes such prices accurately reflect the fair market value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  If the adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with FAS 157, fair value is defined as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency  of  inputs  to  the valuation of an asset or liability.  The three-tier hierarchy of inputs is summarized below:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 2,601,497	$0	$0	$2,601,497
Exchange Traded Funds	337,990	0	0	337,990
Real Estate Investment Trusts	62,640	0	0	62,640
Options Purchased	45,755	0	0	45,755
Cash Equivalents	88,324	0	0	88,324
Total	$ 3,136,206	$0	$0	$3,136,206

Valuation Inputs of Liabilities	Level 1	Level 2	Level 3	Total
Options Written	$ 58,703	$0	$0	$58,703
Total	$ 58,703	$0	$0	$58,703

ITEM 2. CONTROLS AND PROCEDURES.

      (a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

      (b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Frank Funds

By /s/Brian J. Frank, President

 Brian J. Frank

 President

Date: May 20, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Brian J. Frank, President

Brian J. Frank

President

Date May 20, 2014

By /s/Monique M. Weiss

Monique M. Weiss

Secretary

Date May 20, 2014